Prepaid and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid and other current assets
Note 6. Prepaid and other current assets
Prepaid and other current assets consisted of the following:
(in thousands)	December 31, 2021	December 31, 2020
Vendor deposits	$13,098	$4,205
Prepaid expenses	2,301	821
Prepaid taxes	269	222
Deferred cost of revenue	—	992
Surety collateral	460	113
Other current assets	1,058	571
Total	$17,186	$6,924